                                                         File No. 811-9170
                                                         File No. 333-31247

             As filed with the Securities and Exchange Commission
                              on January 16, 1998

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

                        POST-EFFECTIVE AMENDMENT NO. 1

                                       TO

                                    FORM S-6


             FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
                SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED
                                ON FORM N-8B-2

     A.   Exact name of Trust:

          DIAMONDS TRUST, SERIES 1

     B.   Name of Depositor:

          PDR SERVICES CORPORATION

     C.   Complete address of Depositor's principal executive office:

          PDR SERVICES CORPORATION
          c/o AMERICAN STOCK EXCHANGE, INC.
          86 Trinity Place
          New York, New York 10006

     D.   Name and complete address of agent for service:

          James F. Duffy
          PDR SERVICES CORPORATION
          c/o AMERICAN STOCK EXCHANGE, INC.
          86 Trinity Place

          New York, New York 10006
          Copy to:
          Kathleen H. Moriarty
          CARTER, LEDYARD & MILBURN
          2 Wall Street
          New York, New York 10005

     E.   Title and amount of securities being registered:

          An indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.

     F. Proposed maximum aggregate offering price to the public of the securities being registered:

          Indefinite pursuant to Rule 24f-2

     G.   Amount of filing fee:

          None required pursuant to Rule 24f-2.

     H.   Approximate date of proposed sale to public:

          AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

          // Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

================================================================================

                            DIAMONDS TRUST, SERIES 1

                             Cross Reference Sheet

                            Pursuant to Regulation C
                  Under the Securities Act of 1933, as amended

                  (Form N-8B-2 Items required by Instruction 1
                         as to Prospectus in Form S-6)

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus
-----------                                     ---------------------

                   I.  Organization and General Information
                     ------------------------------------

 1. (a) Name of Trust....................  Prospectus Front Cover

    (b) Title of securities issued.......  Prospectus Front Cover

 2. Name, address and Internal
    Revenue Service Employer
    Identification Number of
    depositor............................  Sponsor

 3. Name, address and Internal
    Revenue Service Employer
    Identification Number of
    trustee..............................  Trustee

 4. Name, address and Internal
    Revenue Service Employer
    Identification Number
    of principal underwriter.............  *

 5. State of organization of Trust.......  Prospectus Summary - The Trust

 6. (a) Dates of execution and
    termination of Trust
    Agreement............................  Prospectus Summary - The Trust;
                                           Prospectus Summary - Termination
    (b) Dates of execution and
    termination of Trust
    Agreement............................  Same as set forth in 6(a)

 7. Changes of name......................  *

 8. Fiscal Year..........................  *

 9. Material Litigation..................  *

---------------
*Not applicable, answer negative or not required.

                     II.  General Description of the Trust
                          and Securities of the Trust
                        -------------------------------------

10. (a) Registered or bearer
        securities.......................  Prospectus Summary - The Trust

    (b) Cumulative or distributive.......  Prospectus Summary - Distributions

    (c) Rights of holders as to
        withdrawal or redemption.........  Prospectus Summary - Redemption;
                                           Redemption of DIAMONDS;
                                           Administration of the Trust -
                                           Rights of
                                           Beneficial Owners

    (d) Rights of holders as to
        conversion, transfer, etc........  Prospectus Summary - Redemption;
                                           Administration of the Trust -
                                           Register of Ownership and
                                           Transfer; - Rights of Beneficial
                                           Owners; Redemption

    (e) Lapses or defaults in
        principal payments with
        respect to periodic payment
        plan certificates................  *

    (f) Voting rights....................  Administration of the Trust - Voting

    (g) Notice to holders as to
        change in:

        (1)  Composition of Trust
             assets......................  *

        (2)  Terms and conditions
             of Trust's securities.......  Administration of the Trust -
                                           Amendment

        (3)  Provisions of Trust
             Agreement...................  Same as set forth in 10(g)(2)

        (4)  Identity of depositor
             and trustee.................  Resignation, Removal and Liability -
                                           The Trustee; - The Sponsor

-----------------------
*Not applicable, answer negative or not required.

        (h)  Consent of holders
             required to change:

        (1)  Composition of Trust
             assets......................  *

        (2)  Terms and conditions
             of Trust's securities.......  Administration of the Trust -
                                           Amendment

        (3)  Provisions of Trust
             Agreement...................  Same as set forth in 10(h)(2)

        (4)  Identity of depositor
             and trustee.................  Resignation, Removal and Liability -
                                           The Sponsor; - The Trustee
    (i)      Other principal
             features of the securities..  Prospectus Summary - The Trust

11. Type of securities
    comprising units.....................  The Prospectus - Front Cover;
                                           Prospectus Summary - The
                                           Trust; The Portfolio; The DJIA;

12. Certain information regarding
    securities comprising periodic
    payment certificates.................  *

13. (a) Certain information regarding
        loads, fees, expenses
        and charges......................  Prospectus Summary - Redemption;
                                           Expenses of the Trust;
                                           Redemption of DIAMONDS;

    (b) Certain information regarding
        periodic payment plan
        certificates.....................  *

    (c) Certain percentages..............  Same as set forth in 13(a)

    (d) Reasons for certain
        differences in prices............  *

    (e) Certain other loads, fees, or
        charges payable by holders.......  *


---------------------
*Not applicable, answer negative or not required.

    (f) Certain profits receivable
        by depositor, principal
        underwriters, custodian,
        trustee or affiliated
        persons..........................  The Portfolio - Adjustments to the
                                           Portfolio

    (g) Ratio of annual charges and
        deductions to income.............  *

14. Issuance of Trust's securities.......  The Trust - Creation of Creation
                                           Units
15. Receipt and handling of
    payments from purchasers.............  The Trust

16. Acquisition and disposition of
    underlying securities................  The Trust - Creation of Creation
                                           Units; The Portfolio; Administration
                                           of the Trust

17. (a) Withdrawal or redemption by
        holders..........................  Administration of the Trust - Rights
                                           of Beneficial Owners; Redemption
                                           of  DIAMONDS

    (b) Persons entitled or required
        to redeem or repurchase
        securities.......................  Same as set forth in 17(a)

    (c) Cancellation or resale of
        repurchased or redeemed
        securities.......................  Same as set forth in 17(a)

18. (a) Receipt, custody and
        disposition of
        income...........................  Administration of the Trust-
                                           Distributions to Beneficial Owners

    (b) Reinvestment of distributions....  *

    (c) Reserves or special funds........  Same as set forth in 18(a)

    (d) Schedule of distributions........  *


---------------------
*Not applicable, answer negative or not required.

19. Records, accounts and reports........  The DJIA; Distribution of DIAMONDS;
                                           Expenses; Administration of the
                                           Trust- Records; - Distributions to
                                           Beneficial Owners; - Statements to
                                           Beneficial Owners; - Register of
                                           Ownership and Transfer
20. Certain miscellaneous provi-
    sions of Trust Agreement

    (a) Amendments.......................  Administration of the Trust -
                                           Amendment

    (b) Extension or termination.........  Administration of the Trust -
                                           Amendment; - Termination

    (c) Removal or resignation of
        trustee..........................  Resignation, Removal and Liability-
                                           The Trustee

    (d) Successor trustee................  Same as set forth in 20(c)

    (e) Removal or resignation of
        depositor........................  Resignation, Removal and Liability-
                                           The Sponsor

    (f) Successor depositor..............  Same as set forth in 20(e)

21. Loans to security holders............. *

22. Limitations on liabilities...........  Resignation, Removal and Liability -
                                           The Trustee; - The Sponsor

23. Bonding arrangements.................  *

24. Other material provisions of
    Trust Agreement......................  *

                       III.  Organization, Personnel and
                        Affiliated Persons of Depositor
                        -------------------------------

25. Organization of depositor............  Sponsor

26. Fees received by depositor...........  *

---------------------
*Not applicable, answer negative or not required.

27. Business of depositor................  Sponsor

28. Certain information as to
    officials and affiliated
    persons of depositor.................  Sponsor

29. Ownership of voting securities
    of depositor.........................  Sponsor

30. Persons controlling depositor........  *

31. Payments by depositor for
    certain services rendered
    to Trust.............................  *

32. Payments by depositor for
    certain other services
    rendered to Trust....................  *

33. Remuneration of employees of
    depositor for certain
    services rendered to Trust...........  *

34. Compensation of other persons
    for certain services rendered
    to Trust.............................  *


                 IV.  Distribution and Redemption of Securities
                      -----------------------------------------

35. Distribution of Trust's
    securities in states.................  Distribution of DIAMONDS;

36. Suspension of sales of Trust's
    securities...........................  *

37. Denial or revocation of
    authority to distribute..............  *

38. (a) Method of distribution...........  Prospectus Summary - Underwriting;
                                           The Trust - Creation of Creation
                                           Units; Distribution of DIAMONDS

    (b) Underwriting agreements..........  Prospectus Summary - Underwriting;
                                           Distribution of DIAMONDS

    (c) Selling agreements...............  Same as set forth in 38(b)

---------------------
*Not applicable, answer negative or not required.

39. (a) Organization of principal
        underwriter......................  Underwriter

    (b) NASD membership of
        principal underwriter............  Prospectus Summary - Underwriting;
        Underwriter

40. Certain fees received by
    principal underwriters...............  *

41. (a) Business of principal
        underwriters.....................  Prospectus Summary - Underwriting;
                                           Underwriter

    (b) Branch offices of
    principal underwriters...............  *

    (c) Salesmen of principal
    underwriters.........................  *

42. Ownership of Trust's securities
    by certain persons...................  *

43. Certain brokerage commissions
    received by principal
    underwriters.........................  *

44. (a) Method of valuation for
    determining offering price...........  The Portfolio; Valuation

    (b)  Schedule as to components of
    offering price.......................  *

    (c)  Variation in offering
        price to certain persons.........  *

45. Suspension of redemption
    rights...............................  *

46. (a) Certain information
        regarding redemption or
        withdrawal valuation.............  Valuation; Redemption of DIAMONDS

    (b) Schedule as to components
        of redemption price..............  *

---------------------
*Not applicable, answer negative or not required.

47. Maintenance of position in
    underlying securities................  The Trust; The Portfolio;
                                           Distribution of DIAMONDS; Valuation;
                                           Administration of the Trust -
                                           Distribution to Beneficial Owners


              V. Information Concerning the Trustee or Custodian
                -----------------------------------------------

48. Organization and regulation of
    trustee..............................  Trustee

49. Fees and expenses of trustee.........  Expenses of the Trust; Redemptions of
                                           DIAMONDS

50. Trustee's lien.......................  Expenses of the Trust; Redemption of
                                           DIAMONDS



         VI. Information Concerning Insurance of Holders of Securities
           ---------------------------------------------------------

51. (a)    Name and address of
           insurance company.............  *

    (b)    Types of policies.............  *

    (c)    Types of risks insured and
           excluded......................  *

    (d)    Coverage......................  *

    (e)    Beneficiaries.................  *

    (f)    Terms and manner of
           cancellation..................  *

    (g)    Method of determining
           premiums......................  *

    (h)    Aggregate premiums paid.......  *

    (i)    Recipients of premiums........  *

    (j) Other material provisions
        of Trust Agreement relating
        to insurance.....................  *

---------------------
*Not applicable, answer negative or not required.

                           VII. Policy of Registrant
                                --------------------

52. (a) Method of selecting and
        eliminating securities from
        the Trust........................  The Trust - Creation of Creation
                                           Units; The Portfolio; Administration
                                           of the Trust

    (b) Elimination of securities....
        from the Trust...................  *

    (c) Policy of Trust regarding
        substitution and elimina-
        tion of securities...............  Same as set forth in 52(a)

    (d) Description of any other
        fundamental policy of the
        Trust............................  *

53. (a) Taxable status of the Trust......  Tax Status of the Trust

    (b) Qualification of the Trust
        as a regulated investment
        company..........................  Same as set forth in 53(b)


                  VIII. Financial and Statistical Information
                        -------------------------------------

54. Information regarding the
    Trust's last ten fiscal years........  *

55. Certain information regarding
    periodic payment plan certifi-
    cates................................  *

56. Certain information regarding
    periodic payment plan certifi-
    cates................................  *

57. Certain information regarding
    periodic payment plan certifi-
    cates................................  *


---------------------
*Not applicable, answer negative or not required.

58. Certain information regarding
    periodic payment plan certifi-
    cates................................  *

59. Financial statements
    (Instruction 1(c) to Form S-6)......   *




---------------------
*Not applicable, answer negative or not required.

                          Undertaking to File Reports
                          ---------------------------


         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulations of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                      CONTENTS OF REGISTRATION STATEMENT

This amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

        The facing sheet.

        The cross-reference sheet.

        The undertaking to file reports.

        The signatures.


The following exhibits:

EXHIBIT NO.                  TITLE OF DOCUMENT
-----------                  -----------------

  1. Ex.-99.A9- Dow Jones License Agreement dated June 5, 1997 among Dow Jones and Company, Inc., the Sponsor and the Trustee, filed on January 14, 1998 with the Secretary of the Securities and Exchange Commission pursuant to a request for confidentiality.

  2.    Ex.-27 - Financial Data Schedule.*

  3. Ex.-99.A1 - Standard Terms and Conditions of Trust effective January 13, 1998 between PDR Services Corporation, as Sponsor, and State Street Bank and Trust Company, as Trustee, incorporated by reference to Exhibit No. A(1) to Amendment No. 1 to Form N-8b-2 for File No. 811-9170, including the Form of Certificate of Ownership as Exhibit B thereto.*

  4. Ex.-99.A2 - Trust Indenture and Agreement dated January 13, 1998 between PDR Services Corporation, as Sponsor, and State Street Bank and Trust Company, as Trustee.*

  5. Ex.-99.A9- Depository Agreement dated January 12, 1998 between the Depository and the Trustee, incorporated by reference to Exhibit No. A(9) for Amendment No. 1 to Form N-8b-2 for File No. 811-9170.*

  6. Ex.-99.A9- Form of Participant Agreement to be entered into among the Trustee, the Distributor and various Broker-Dealers, as Participants, incorporated by reference to Exhibit No. A(9)(b) for Amendment No. 1 to Form N-8b-2 for File No.811-9170.*

  7. Ex.-99.2 - Opinion of Counsel as to legality of securities being registered.*

  8.    Ex.-99.C1 - Opinion of Counsel as to certain tax aspects of the Trust.*

  9.    Ex.-99.C2 - Consent of Independent Accountants.*

  10. Ex.-A6 - Certificate of Incorporation and By-Laws of PDR Services Corporation, Sponsor, incorporated by reference to Exhibit A(6) to Amendment No. 1 to Form S-6 for the MidCap SPDR Trust, Series 1 filed with the Securities and Exchange Commission on April 27, 1995 (File No. 33-89088).*


* This document was previously filed with the Securities and Exchange Commission in connection with this Registration on January 14, 1998 (See File No. 333-31247).

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the registrant, DIAMONDS Trust, Series 1, has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of New York, and State of New York, on the 16th
                                                                            ____
day of January, 1998.
       _____________

                                        DIAMONDS TRUST, SERIES 1
                                             (Registrant)

                                        By: PDR Services Corporation
                                               (Depositor)


                                        -----------------------------
                                        Joseph Stefanelli
                                        President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed on behalf of PDR Services Corporation the Depositor by the following persons who constitute a majority of its Board of Directors and by the named persons who are in the following capacities, in the City of New York and State of New York, on the date above indicated.

PDR SERVICES CORPORATION

Name                          Title/Office
----                          ------------

Joseph Stefanelli             President and Director*

Paul Shackford                Treasurer and Director*

Gary Gastineau                Vice President and Director*


                              By

                              ------------------------------
                                 Joseph Stefanelli
                                 Attorney-in-fact*

-------------------------
* Executed copies of the powers of attorney were previously filed with the Securities and Exchange Commission in connection with Registration Statement on July 14, 1997 as Exhibit No. 1.

                              FINANCIAL STATEMENTS
                              --------------------

    1. Statement of Financial Condition of the Trust as shown in the current Prospectus for this series herewith.

    2. Financial Statements of the Depositor:

       PDR Services Corporation - Financial Statements, as part of American Stock Exchange, Inc. current consolidated financial statements incorporated by reference to Form 1-A, amendment No. 312 filed on June 27, 1997.

 ============================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                 -------------

                                    FORM S-6
                             REGISTRATION STATEMENT
                                     Under
                           THE SECURITIES ACT OF 1933

                                 -------------

                            PDR SERVICES CORPORATION

                                 -------------

                                    EXHIBITS


 ============================================================================

                                 EXHIBIT INDEX


EXHIBIT NO.                  TITLE OF DOCUMENT
-----------                  -----------------

  1. Ex.-99.A9- Dow Jones License Agreement dated June 5, 1997 among Dow Jones and Company, Inc., the Sponsor and the Trustee, filed on January 14, 1998 with the Secretary of the Securities and Exchange Commission pursuant to a request for confidentiality.

  2.    Ex.-27 - Financial Data Schedule.*

  3. Ex.-99.A1 - Standard Terms and Conditions of Trust effective January 13, 1998 between PDR Services Corporation, as Sponsor, and State Street Bank and Trust Company, as Trustee, incorporated by reference to Exhibit No. A(1) to Amendment No. 1 to Form N-8b-2 for File No. 811-9170, including the Form of Certificate of Ownership as Exhibit B thereto.*

  4. Ex.-99.A2 - Trust Indenture and Agreement dated January 13, 1998 between PDR Services Corporation, as Sponsor, and State Street Bank and Trust Company, as Trustee.*

  5. Ex.-99.A9- Depository Agreement dated January 12, 1998 between the Depository and the Trustee, incorporated by reference to Exhibit No. A(9) for Amendment No. 1 to Form N-8b-2 for File No. 811-9170.*

  6. Ex.-99.A9- Form of Participant Agreement to be entered into among the Trustee, the Distributor and various Broker-Dealers, as Participants, incorporated by reference to Exhibit No. A(9)(b) for Amendment No. 1 to Form N-8b-2 for File No.811-9170.*

  7. Ex.-99.2 - Opinion of Counsel as to legality of securities being registered.*

  8.    Ex.-99.C1 - Opinion of Counsel as to certain tax aspects of the Trust.*

  9.    Ex.-99.C2 - Consent of Independent Accountants.*

  10. Ex.-A6 - Certificate of Incorporation and By-Laws of PDR Services Corporation, Sponsor, incorporated by reference to Exhibit A(6) to Amendment No. 1 to Form S-6 for the MidCap SPDR Trust, Series 1 filed with the Securities and Exchange Commission on April 27, 1995 (File No. 33-89088).*


* This document was previously filed with the Securities and Exchange Commission in connection with this Registration on January 14, 1998 (See File No. 333-31247).